Stockholder's Equity (Details)	1 Months Ended		3 Months Ended			6 Months Ended		12 Months Ended
	Oct. 30, 2020	Jun. 30, 2020 AFN (؋) shares	Jun. 30, 2021 USD ($) shares	Mar. 31, 2021 USD ($) shares	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) shares	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Mar. 22, 2021 shares
Stockholder's Equity (Details) [Line Items]
Number of common shares issued for convertible notes, amount (in Dollars)				$ 120,000
Number of common shares issued for convertible notes, shares | shares				33,000
Interest payable (in Dollars)			$ 3,500,000			$ 3,500,000
Investors converting principal and interest percentage						8.00%
Investors Converting Principal And Interest (in Dollars)						$ 400,000
Common stock, issued | shares			21,363,027			21,363,027		19,642,401	17,270,848
converting principal, repayment premium and interest (in Dollars)						$ 2,500,000
Interest (in Dollars)						700,000
Total indebtedness converted (in Dollars)			$ 6,100,000			6,100,000
Aggregate shares of common stock (in Dollars)						$ 1,138,000
Common stock issued for warrants exercised | shares						549,000
Stock compensation expense (in Dollars)						$ 1,635,000		$ 823,000	$ 1,246,000
Stock-based compensation expense (in Dollars)			$ 1,634,546		$ 460,883	2,261,126	$ 629,993	$ 823,564	$ 1,246,019
Restricted stock expense (in Dollars)						625,000
Total stock Option and restricted stock (in Dollars)						$ 2,261,000
Common stock, authorized | shares			1,000,000,000			1,000,000,000		1,000,000,000	1,000,000,000
Common stock, outstanding | shares			21,363,027			21,363,027		19,642,401	17,270,848
Preferred Stock, Shares Authorized | shares								20,000,000
Number of stock granted | shares								266,667
Restricted Common Stock shares granted | shares								100,000
Shares of employee compensation | shares								166,667
Issued shares of common stock | shares								3,500
Purchase of common stock | shares		114,719
Purchase amount (in Afghanis) | ؋		؋ 200,000
Description of Securities Purchase	In connection with this private offering, the Company paid a registered broker-dealer, a cash fee of approximately $367,000 and issue the broker-dealer a common stock purchase warrant to acquire approximately 105,000 shares of common stock of the Company exercisable for a term of five years at an exercise price of $4.50 per share.
Cashless exercises of common stock purchase warrants and options | shares								57,000
Common stock transactions, description									●In June 2019, the Company entered into Subscription Agreements with accredited investors (the “2019 Accredited Investors”) pursuant to which the 2019 Accredited Investors purchased an aggregate of approximately 1,292,000 shares of the Company’s common stock for an aggregate purchase price of approximately $3,100,000. In connection with the private offering, the Company paid a cash fee of approximately $173,000 and issued 41,275 common stock purchase warrants with a fair value of approximately $79,000 that are exercisable during a term of five years at an exercise price of $2.64 per share. ●The Company also issued approximately 13,700 shares of common stock to two service providers in satisfaction of $41,000 due for services.
Vesting rights description								the Company granted Mr. Kumnick and Mr. Broenniman granted options to acquire 1,111,111 and 555,556 shares of common stock upon their employment. The options granted to Mr. Kumnick and Mr. Broenniman vest 20% at date of the grant with the balance vesting upon achieving certain performance thresholds. Additionally, the Company granted options to acquire approximately 422,500 shares of common stock to employees and one service provider in connection with service. The options have a term of ten years with vesting ranging from immediate to a three-year period. All options granted approximated fair value.
Stock option, description									the Company granted options to acquire 4,000 shares of common stock to one member of the Board of Directors and three employees at fair market value on date of grant. Of the 4,000 stock options, 3,861 options vest over a three-year period and 139 options vest upon achieving certain performance thresholds. The options have a term of ten years and the approximate fair value of the options as of the grant date was $150,000.
Unrecognized compensation costs (in Dollars)								$ 801,000
Employee Stock Option [Member]
Stockholder's Equity (Details) [Line Items]
Unrecognized compensation costs (in Dollars)			$ 16,527,000			$ 16,527,000
Directors and Officers [Member]
Stockholder's Equity (Details) [Line Items]
Stock-based compensation expense (in Dollars)						$ 1,229,000
Stock Options [Member]
Stockholder's Equity (Details) [Line Items]
Stock options, description						●The Company granted Mr. Thimot and Mr. Smith stock options to acquire 1,200,000 and 600,000 shares of common stock respectively upon their employment of which half of the options vest monthly over four years and the balance vest upon the achievement of certain market capitalization thresholds or performance conditions. ● The Company granted each of Mr. Kumnick and Mr. Broenniman stock options to acquire 583,333 shares of common stock that vest upon the achievement of certain market capitalization thresholds or performance conditions. ● The Company granted each of the four new Board of Directors as of June 2021 stock options to acquire 62,500 shares of common stock or a total of 250,000 that vest one third a year after each Annual Meeting. ● The Company granted the previously serving Board of Directors stock options to acquire 93,470 common shares that are vested as the services were rendered. The stock options were granted in lieu of other forms of Board of Director Compensation and was used to eliminate previously accrued Board of Director compensation. The Company also granted to each of Mr. Selzer and Mr. Stern 22,388 stock options to acquire common shares for service in 2021 prior to their resignation as Board Members. Upon their resignation as directors in June 2021, 6,997 stock options to each of them were vested and the balance were forfeited. ●The Company granted options to acquire 583,334 shares of common stock to employees. The options for 383,334 vest annually over a three-year period, 100,000 vest equally over a four-year period, and the balance of 100,000 vest upon the achievement of certain market capitalization thresholds or performance conditions.
Securities Purchase Agreements [Member]
Stockholder's Equity (Details) [Line Items]
Description of Securities Purchase	Ipsidy Inc. entered into Securities Purchase Agreements with several accredited investors (the “October 2020 Accredited Investors”) pursuant to which the October 2020 Accredited Investors agreed to purchase an aggregate of 1,747,833 shares of the Company’s common stock together with Warrants to acquire 873,917 shares of common stock for a term of five years at an exercise price of $4.50 per share for an aggregate purchase price of approximately $5.24 million. In connection with this private offering, the Company paid a registered broker-dealer, a cash fee of approximately $367,000 and issue the broker-dealer a common stock purchase warrant to acquire approximately 105,000 shares of common stock of the Company exercisable for a term of five years at an exercise price of $4.50 per share.
2017 Incentive Stock Plan [Member]
Stockholder's Equity (Details) [Line Items]
Increase in shares of common stock | shares										2,500,000
Common Stock [Member]
Stockholder's Equity (Details) [Line Items]
Increase in shares of common stock | shares			561,000			561,000
Common stock, issued | shares			180,000			180,000
Shares of common stock (in Dollars)						$ 398,000
Stock-based compensation expense (in Dollars)							$ 15	$ 27
Warrant 1 [Member]
Stockholder's Equity (Details) [Line Items]
Description of warrants		Company entered into and consummated a private transaction pursuant to which a portion of the Company’s $3.00 Warrants were exercised for cash at an exercise price of $2.10 per share. In addition, the holders that exercised the $3.00 Warrants received a $4.50 Warrant for every four $3.00 Warrants exercised. As a result, the Company issued 333,611 shares of common stock and 83,403 $0.15 Warrants in consideration of $700,583.
Warrant 2 [Member]
Stockholder's Equity (Details) [Line Items]
Description of warrants		In addition, the holders that exercised the $1.50 Warrants received a $4.50 Warrant for every two $1.50 Warrants exercised. As a result, the Company issued 154,400 shares of common stock and 77,200 $4.50 Warrants, in consideration of $231,600. Separately, certain holders of the $1.50 Warrants to acquire 59,000 shares of common stock exercised on a cashless basis resulting in the issuance of 18,689 shares of common stock.
Warrant 3 [Member]
Stockholder's Equity (Details) [Line Items]
Description of warrants		In addition, the holders that exercised the $1.80 Warrants also received $4.50 Warrant for every two $1.80 Warrants exercised. As a result, the Company issued 176,000 shares of common stock and 88,000 $4.50 Warrants in consideration of $316,800.
Warrant [Member]
Stockholder's Equity (Details) [Line Items]
Description of warrants								●During the year ended December 31, 2020, the Company issued approximately 980,000 common stock warrants in connection with its sale of common stock in the 4th quarter of 2020 for a term of five years at an exercise price $4.50 per share. Of the approximate 29.4 million shares, approximately 105,000 shares were issued to a broker-dealer in connection with the sale of common stock. ● During the year ended December 31, 2020, the Company issued approximately 250,000 common stock warrants for a term of five years at an average exercise price of $4.50 cents in connection with cash exercises of previously issued warrants. The Company recorded a charge of approximately $367,000 in connection with an inducement to the warrant holders who exercised their outstanding warrants. ●During the year ended December 31, 2019, the Company issued 41,725 common stock warrants to its investment bankers in connection with the June 2019 private common stock offering at an exercise price of $2.64 cents for a period of five years.